Note L - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Other Commitments [Table Text Block]
	201 7	20 16
Fixed rate	$96	$271
Variable rate	64,624	61,786
Standby letters of credit	4,139	5,134